Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Temporarily Impaired Securities, Fair Value and Unrealized losses) (Details)	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Investment Securities, Available For Sale	$ 414,644,840	$ 386,100,837
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	408,695,280	386,141,513
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	113,060,506	110,635,528
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	65,523,232	117,609,243
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	178,583,738	228,244,771
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	1,485,802	889,535
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	975,131	2,328,158
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	$ 2,460,933	$ 3,217,693
Number of individual securities available for sale that are in unrealized continuous loss positions for twelve months or more | security	69	92
Percent of unrealized losses for securities in a continuous loss position for 12 months or more	39.60%	72.40%
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 15,800,000	$ 29,700,000
GNMA Mortgage-Backed Securities
Debt Securities, Available-for-sale [Line Items]
Investment Securities, Available For Sale	63,900,000	80,200,000
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	63,200,000	80,400,000
SBA Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	111,927,938	125,777,016
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	13,844,666	59,496,936
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	47,395,036	25,054,861
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	61,239,702	84,551,797
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	106,110	479,955
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	550,834	410,882
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	656,944	890,837
Tax Exempt Municipal Bonds
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		4,585,849
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		9,626,613
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		14,212,462
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses		91,281
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses		238,488
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses		329,769
MBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	197,356,288	185,291,038
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	55,326,064	38,168,598
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	7,975,863	81,947,249
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	63,301,927	120,115,847
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	480,958	249,050
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	101,944	1,654,869
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	582,902	1,903,919
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Securities, Available-for-sale [Line Items]
Investment Securities, Available For Sale	$ 414,644,840	$ 386,100,837